Marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities
Schedule of marketable securities

	2023	2022

FUNCINE(i)	12,949	12,929
Fundo Soberano(ii)	1,840	179
FIC: (iii)
Government bonds(a)	1,203,968	1,323,409
CDBs(b)	47,464	20,371
Financial bills(c)	303,131	398,879
Other(d)	402,087	447,797
	1,971,439	2,203,564

Current portion	(1,958,490)	(2,190,635)
Non-current portion	12,949	12,929